Long-Term Debt - Carrying Values (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	[1]	$ 470	$ 494
Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		408	427
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		$ 62	$ 67

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.